Description of Business and Summary of Significant Accounting Policies - Supplier Finance Obligation Reconciliation (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Supplier finance program, obligation, statement of financial position [extensible enumeration]	Accounts payable
Supplier Finance Program, Obligation [Roll Forward]
Outstanding payment obligations at the beginning of the fiscal year	$ 0
Assumed as part of the Combination	440
Amounts added during the period	792
Amounts settled during the period	(782)
Balance at end of the fiscal year	$ 450